WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 82.2%
Education - 5.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$831,035
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	100,368
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	100,180
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	109,528
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	98,719
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	333,874
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	421,990
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	525,605
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	4.000%	7/1/40	2,000,000	1,939,562
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,823,453
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Refunding	5.000%	9/1/27	2,000,000	2,170,221

Total Education				8,454,535

Health Care - 8.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	750,000	798,550
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	452,390
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	5,697,129
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	5,000,000	5,296,637	(a)(b)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,012,815

Total Health Care				13,257,521

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 2.6%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	$600,000	$611,640	(c)(d)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,108,682
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	559,919	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	522,114	(d)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,238,651	(c)

Total Industrial Revenue				4,041,006

Leasing - 1.5%
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	2,000,000	2,249,550

Local General Obligation - 6.0%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	5,250,000	5,866,273
New York City, NY, GO, Subseries F-1	5.000%	3/1/37	1,250,000	1,370,551
Suffolk County, NY, GO, Series A, Refunding	5.000%	6/15/34	1,720,000	1,974,358

Total Local General Obligation				9,211,182

Power - 4.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	1,750,000	1,694,741	(a)(b)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,272,563	(a)(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	215,000	174,688	*(e)
Series A	5.050%	7/1/42	70,000	56,700	*(e)
Series DDD, Refunding	5.000%	7/1/21	370,000	298,775	*(f)
Series TT	5.000%	7/1/37	450,000	365,625	*(e)
Series XX	5.250%	7/1/40	215,000	174,687	*(e)
Series ZZ, Refunding	5.250%	7/1/18	100,000	80,750	*(f)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE, Refunding	5.000%	12/15/27	1,250,000	1,291,459

Total Power				6,409,988

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 3.6%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	$600,000	$627,327	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,045,545	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	418,218	(g)
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	260,929	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	521,857	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	521,857	(g)
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	266,472	(g)
Series A	5.000%	4/1/32	700,000	746,122	(g)
Series A	5.000%	4/1/34	1,040,000	1,108,524	(g)

Total Pre-Refunded/Escrowed to Maturity				5,516,851

Solid Waste/Resource Recovery - 1.1%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	611,634	(d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,014,580	(d)

Total Solid Waste/Resource Recovery				1,626,214

Special Tax Obligation - 13.9%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,239,693
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	2,599,131
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	3,515,000	3,775,327
Group C, Series A	5.000%	3/15/42	3,060,000	3,255,917
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series D, Refunding	5.000%	2/15/41	4,000,000	4,296,974
Transportation, Series A	5.000%	3/15/23	500,000	507,199
Transportation, Series A	5.000%	3/15/25	1,000,000	1,013,538

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$210,000	$176,127
Restructured, Series A-1	4.550%	7/1/40	40,000	40,000
Restructured, Series A-2	4.329%	7/1/40	70,000	68,129
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,269,992
Triborough Bridge & Tunnel Authority, NY, Revenue, Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,076,067

Total Special Tax Obligation				21,318,094

State General Obligation - 0.1%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,127	2,890
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	6,883
Restructured, Series A-1	5.250%	7/1/23	5,248	5,327
Restructured, Series A-1	5.375%	7/1/25	10,466	10,802
Restructured, Series A-1	5.625%	7/1/27	10,372	11,007
Restructured, Series A-1	5.625%	7/1/29	10,203	10,989
Restructured, Series A-1	5.750%	7/1/31	9,910	10,872
Restructured, Series A-1	4.000%	7/1/33	9,398	8,806
Restructured, Series A-1	4.000%	7/1/35	8,447	7,767
Restructured, Series A-1	4.000%	7/1/37	7,250	6,497
Restructured, Series A-1	4.000%	7/1/41	9,857	8,608
Restructured, Series A-1	4.000%	7/1/46	10,251	8,705
Subseries CW	0.000%	11/1/43	46,804	24,162	(b)

Total State General Obligation				123,315

Transportation - 30.6%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,443,683
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,067,288
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	386,689
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,056,840
Series A-2	5.000%	5/15/30	1,250,000	1,373,967	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,036,579
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	674,907

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	$1,750,000	$1,933,972
Series L, Refunding	5.000%	1/1/32	1,250,000	1,376,737
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,241,878	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,267,796	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A	5.000%	12/1/25	1,120,000	1,169,715	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,657,991
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,068,855	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,134,672	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	8,351,875	(d)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,326,162	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,000,000	3,188,339

Total Transportation				46,757,945

Water & Sewer - 4.4%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	959,682
Series A, Refunding	5.000%	7/1/27	1,000,000	1,064,339
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,276,151
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,530,646
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	501,572	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Western Nassau County, NY, Water Authority, Water System Revenue:
Green Bonds, Series A	4.000%	4/1/41	$450,000	$440,279
Green Bonds, Series A	4.000%	4/1/46	1,000,000	965,839

Total Water & Sewer				6,738,508

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,595,518)				125,704,709

SHORT-TERM INVESTMENTS - 16.9%
MUNICIPAL BONDS - 16.9%
Education - 0.4%
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	1.650%	7/1/32	600,000	600,000	(h)(i)

General Obligations - 5.9%
New York City, NY, GO:
Series 1, Subseries I-2, SPA - JPMorgan Chase & Co.	1.050%	3/1/40	2,200,000	2,200,000	(h)(i)
Subseries D-4, LOC - TD Bank N.A.	1.030%	8/1/40	3,700,000	3,700,000	(h)(i)
Subseries E-5, LOC - TD Bank N.A.	1.030%	3/1/48	1,700,000	1,700,000	(h)(i)
Subseries I-4, LOC - TD Bank N.A.	1.030%	4/1/36	1,350,000	1,350,000	(h)(i)

Total General Obligations				8,950,000

Housing: Multi-Family - 0.9%
New York City, NY, HDC, MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	1.650%	4/1/39	900,000	900,000	(d)(h)(i)
New York State HFA Revenue, East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	1.630%	11/15/31	500,000	500,000	(d)(h)(i)

Total Housing: Multi-Family				1,400,000

Other - 0.7%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	1.650%	11/1/38	1,000,000	1,000,000	(h)(i)

Power - 1.0%
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	1.550%	11/1/39	200,000	200,000	(d)(h)(i)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.600%	11/1/39	1,400,000	1,400,000	(d)(h)(i)

Total Power				1,600,000

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tax Allocation - 0.9%
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.050%	8/1/45	$400,000	$400,000	(h)(i)
Subordinated, Subseries E-3, SPA - JPMorgan Chase & Co.	1.050%	2/1/45	600,000	600,000	(h)(i)
Subseries A, Refunding, SPA - TD Bank N.A.	1.030%	11/1/29	400,000	400,000	(h)(i)

Total Tax Allocation				1,400,000

Transportation - 0.6%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	1.650%	11/1/32	950,000	950,000	(h)(i)

Water & Sewer - 6.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	1.030%	6/15/33	3,400,000	3,400,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	1.050%	6/15/50	900,000	900,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	1.030%	6/15/49	4,300,000	4,300,000	(h)(i)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	1.030%	6/15/48	1,100,000	1,100,000	(h)(i)
Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	1.030%	6/15/43	200,000	200,000	(h)(i)

Total Water & Sewer				9,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $25,800,000)				25,800,000

TOTAL INVESTMENTS - 99.1% (Cost - $155,395,518)				151,504,709
Other Assets in Excess of Liabilities - 0.9%				1,449,826

TOTAL NET ASSETS - 100.0%				$152,954,535

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2022.

(f)	The maturity principal is currently in default as of August 31, 2022.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity New York Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

9

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$125,704,709	—	$125,704,709
Short-Term Investments†	—	25,800,000	—	25,800,000

Total Investments	—	$151,504,709	—	$151,504,709

†	See Schedule of Investments for additional detailed categorizations.

11